Commitments (Details Narrative) (USD $)	Sep. 30, 2012
Transportation
Purchase commitments	$ 5,838,000
Developed property rentals
Purchase commitments	3,294,000
Brooksville Quarry, LLC
Additional Contributions	$ 31,000